Consolidated Statements of Cash Flows - Q1 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,887)	$ (2,150)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense	1	1
Amortization of debt discounts and issuance costs	0	1,161
Stock-based compensation expense	37	13
Change in fair value of warrant liability	(2)	0
Reduction in operating lease right of use assets	14	12
Change in operating assets and liabilities:
Prepaid expenses and other current assets	564	28
Accounts payable	(744)	408
Accrued expenses	(172)	(36)
Operating lease liabilities	(14)	(16)
Cash used in operating activities	(2,203)	(579)
Financing activities:
Advances from employees	0	190
Repayment of advances from employees	0	(195)
Proceeds from issuance of bridge promissory note	0	1,250
Proceeds from issuance of common stock and prefunded warrants	5,500	0
Payment of deferred stock issuance costs	(1,014)	(110)
Payment of debt issuance costs	0	(105)
Cash provided by financing activities	4,486	1,030
Net increase (decrease) in cash and cash equivalents	2,283	451
Cash and cash equivalents at beginning of period	1,808	9
Cash and cash equivalents at end of period	4,091	460
Supplemental disclosure of cash flow information:
Recognition of debt discount and additional paid-in-capital for warrants issued in connection with promissory notes	0	532
Recognition of right of use assets and lease liabilities	152	0
Debt and deferred stock issuance costs included in accounts payable and accrued expenses	97	45
Property and equipment purchases included in accounts payable	$ 0	$ 8